Loans - Recorded Investment in Nonaccrual, Restructured and Loans Past Due 90 Days or More and Accruing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 48,144	$ 56,564	$ 70,426
Nonaccrual Loans	67,954	72,056
Accruing TDRs	15,222	20,177
Loans Past Due 90 Days or More and Accruing	2,302	1,845
Total Nonperforming Loans	85,478	94,078
Impaired Financing Receivable, Average Recorded Investment	51,041	67,070	79,496
Impaired Financing Receivable, Interest Income, Cash Basis Method	1,890	2,708	4,777
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment	15,120	18,039	20,624
Nonaccrual Loans	14,998	16,773
Accruing TDRs	196	1,291
Loans Past Due 90 Days or More and Accruing	10	0
Total Nonperforming Loans	15,204	18,064
Impaired Financing Receivable, Average Recorded Investment	21,000	23,154	26,821
Impaired Financing Receivable, Interest Income, Cash Basis Method	695	963	885
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment	28,426	18,142	24,474
Nonaccrual Loans	25,566	12,979
Accruing TDRs	2,860	5,163
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	28,426	18,142
Impaired Financing Receivable, Average Recorded Investment	23,024	21,692	22,828
Impaired Financing Receivable, Interest Income, Cash Basis Method	1,047	903	884
Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment	1,866	1,324	2,226
Nonaccrual Loans	1,866	986
Accruing TDRs	0	338
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	1,866	1,324
Impaired Financing Receivable, Average Recorded Investment	1,709	1,729	5,503
Impaired Financing Receivable, Interest Income, Cash Basis Method	34	64	66
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	0	8
Accruing TDRs	15	92
Loans Past Due 90 Days or More and Accruing	20	0
Total Nonperforming Loans	35	100
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	19	52
Accruing TDRs	9	0
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	28	52
Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment	2,732	19,059	23,102
Nonaccrual Loans	2,610	18,835
Accruing TDRs	122	224
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	2,732	19,059
Impaired Financing Receivable, Average Recorded Investment	5,308	20,490	24,341
Impaired Financing Receivable, Interest Income, Cash Basis Method	114	778	2,942
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	16,892	16,841
Accruing TDRs	9,100	10,766
Loans Past Due 90 Days or More and Accruing	1,124	568
Total Nonperforming Loans	27,116	28,175
HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	2,158	1,593
Accruing TDRs	1,028	1,025
Loans Past Due 90 Days or More and Accruing	9	14
Total Nonperforming Loans	3,195	2,632
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	468	586
Accruing TDRs	1,049	616
Loans Past Due 90 Days or More and Accruing	24	7
Total Nonperforming Loans	1,541	1,209
Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	3,377	3,403
Accruing TDRs	843	662
Loans Past Due 90 Days or More and Accruing	1,115	1,256
Total Nonperforming Loans	$ 5,335	5,321
Impaired Financing Receivable, Average Recorded Investment		$ 5	$ 3